SEGMENT INFORMATION AND GEOGRAPHIC DATA (Tables)	12 Months Ended
Jun. 30, 2015
Segment Revenue

(In millions)

Year Ended June 30,	2015	2014	2013

Revenue

Productivity and Business Processes	$26,431	$26,972	$25,776
Intelligent Cloud	23,715	21,732	19,747
More Personal Computing	42,953	38,407	31,951
Corporate and Other	481	(278)	375

Total revenue	$93,580	$86,833	$77,849

Operating Income (Loss) by Segment and Corporate and Other Activity

(In millions)

Year Ended June 30,	2015	2014	2013

Operating Income (Loss)

Productivity and Business Processes	$13,087	$13,940	$13,151
Intelligent Cloud	9,871	8,443	7,300
More Personal Computing	5,179	6,150	6,144
Corporate and Other	(9,976)	(774)	169

Total operating income (loss)	$18,161	$27,759	$26,764

Corporate and Other activity was as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Impairment, integration and restructuring expenses	$(10,011)	$(127)	$0
Revenue reconciling amounts (a)	204	(415)	366
Other	(169)	(232)	(197)

Total Corporate and Other	$(9,976)	$(774)	$169

(a)

Revenue reconciling amounts for fiscal year 2015 included a net $303 million of previously deferred net revenue related to sales of bundled products and services (“Bundled Offerings”). Revenue reconciling amounts for fiscal year 2014 included a net $349 million of revenue deferrals related to Bundled Offerings. Revenue reconciling amounts for fiscal year 2013 included the recognition of $540 million of revenue previously deferred on sales of Windows 7 with an option to upgrade to Windows 8 Pro at a discounted price.

Revenue Classified by Major Geographic Areas

Revenue, classified by the major geographic areas in which our customers are located, was as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

United States (a)	$42,941	$43,474	$41,344
Other countries	50,639	43,359	36,505

Total	$93,580	$86,833	$77,849

(a)	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue Classified by Significant Product and Service Offerings

Revenue from external customers, classified by significant product and service offerings were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Microsoft Office system	$23,538	$24,323	$22,995
Server products and tools	18,612	17,055	15,408
Windows PC operating system	14,826	16,856	17,529
Xbox	9,121	8,643	7,100
Phone	7,702	3,073	615
Consulting and product support services	5,090	4,767	4,372
Advertising	4,557	4,016	3,387
Surface	3,900	1,883	853
Other	6,234	6,217	5,590

Total	$93,580	$86,833	$77,849

Our total commercial cloud revenue, which primarily comprises Office 365 Commercial, Microsoft Azure, and Dynamics CRM Online, was $5.8 billion, $2.8 billion, and $1.3 billion in fiscal years 2015, 2014, and 2013, respectively. These amounts are included in their respective product categories in the table above.

Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2015	2014	2013

United States	$19,562	$17,653	$16,615
Luxembourg	6,879	6,913	6,943
Finland	1,757	9,840	12
Other countries	8,307	5,713	4,159

Total	$36,505	$40,119	$27,729